CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2013	Dec. 31, 2012
Current Assets
Cash and cash equivalents	$ 1,139,450	$ 1,996,764
Restricted cash	31,783,670	25,407,499
Notes receivable - bank acceptance notes	2,421,581	394,079
Accounts receivable, net of allowance for doubtful accounts of $1,336,177 and $1,277,091 at December 31, 2013 and 2012, respectively	48,200,076	45,734,381
Inventories	18,750,770	9,807,044
Advance to suppliers	50,614,815	77,948,496
Other current assets	3,447,886	1,904,626
Notes receivable from related party - bank acceptance notes	12,915,099	1,830,208
Total current assets	169,273,347	165,023,097
Property, plant and equipment, net	8,458,121	9,707,587
Land use rights, net	4,297,849	4,317,669
Prepayment for plant and equipment		7,933,361
TOTAL ASSETS	182,029,317	186,981,714
Current Liabilities
Notes payable - bank acceptance notes	50,990,427	36,933,710
Short-term bank loans	27,283,147	50,679,026
Long-term bank loans - current portion		4,438,386
Accounts payable	503,944	572,305
Customer deposits	2,908,271	384,602
Taxes payable	232,541	391,353
Other payables and accrued expenses	1,549,748	805,196
Due to related party	16,911
Due to shareholder	50,000
Total current liabilities	83,534,989	94,204,578
TOTAL LIABILITIES	83,534,989	94,204,578
Shareholders' Equity
Ordinary shares, $0.01 par value: 100,000,000 shares authorized; 20,000,000 shares issued; 19,901,959 shares outstanding as of December 31, 2013 and 2012, respectively	200,000	200,000
Additional paid-in capital	33,971,455	33,971,455
Statutory reserve	4,615,699	4,179,027
Retained earnings	41,518,259	38,311,527
Treasury stock, at cost: 98,041 shares as of December 31, 2013 and 2012, respectively	(96,608)	(96,608)
Accumulated other comprehensive income	7,646,562	5,999,214
TOTAL SHAREHOLDERS' EQUITY	87,855,367	82,564,615
Non-controlling interest	10,638,961	10,212,521
TOTAL EQUITY	98,494,328	92,777,136
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 182,029,317	$ 186,981,714